Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,433,338.47

Principal:
Principal Collections	$19,512,016.56
Prepayments in Full	$11,486,263.60
Liquidation Proceeds	$158,423.15
Recoveries	$66,703.95
Sub Total	$31,223,407.26
Collections	$32,656,745.73

Purchase Amounts:
Purchase Amounts Related to Principal	$121,728.62
Purchase Amounts Related to Interest	$240.66
Sub Total	$121,969.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,778,715.01

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,778,715.01
Servicing Fee	$712,401.49	$712,401.49	$0.00	$0.00	$32,066,313.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,066,313.52
Interest - Class A-2 Notes	$27,863.54	$27,863.54	$0.00	$0.00	$32,038,449.98
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$31,893,658.48
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$31,836,287.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,836,287.73
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$31,810,303.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,810,303.31
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$31,787,492.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,787,492.64
Regular Principal Payment	$28,397,456.93	$28,397,456.93	$0.00	$0.00	$3,390,035.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,390,035.71
Residual Released to Depositor	$0.00	$3,390,035.71	$0.00	$0.00	$0.00

Total		$32,778,715.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,397,456.93
Total					$28,397,456.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,397,456.93	$58.40	$27,863.54	$0.06	$28,425,320.47	$58.46
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$28,397,456.93	$21.58	$278,820.88	$0.21	$28,676,277.81	$21.79

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$133,744,971.87	0.2750426	$105,347,514.94	0.2166441
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$758,304,971.87	0.5763072	$729,907,514.94	0.5547253

Pool Information
Weighted Average APR	2.066%	2.055%
Weighted Average Remaining Term	48.21	47.35
Number of Receivables Outstanding	31,473	30,901
Pool Balance	$854,881,789.97	$823,367,868.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$787,575,780.13	$758,705,614.37
Pool Factor	0.5979958	0.5759516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$64,662,253.90
Targeted Overcollateralization Amount	$93,460,353.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,460,353.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$235,489.77
(Recoveries)		15	$66,703.95
Net Loss for Current Collection Period			$168,785.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2369%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1240%
Second Prior Collection Period			0.1928%
Prior Collection Period			0.1715%
Current Collection Period			0.2414%
Four Month Average (Current and Prior Three Collection Periods)			0.1824%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		802	$1,835,393.54
(Cumulative Recoveries)			$174,994.23
Cumulative Net Loss for All Collection Periods			$1,660,399.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1161%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,288.52
Average Net Loss for Receivables that have experienced a Realized Loss			$2,070.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	202	$6,337,890.59
61-90 Days Delinquent	0.10%	24	$804,545.35
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.01%	2	$83,148.46
Total Delinquent Receivables	0.88%	228	$7,225,584.40

Repossession Inventory:
Repossessed in the Current Collection Period		17	$599,196.34
Total Repossessed Inventory		28	$964,778.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0997%
Prior Collection Period			0.1017%
Current Collection Period			0.0841%
Three Month Average			0.0952%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1078%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	16

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	97	$3,332,563.72
2 Months Extended	95	$3,268,143.03
3+ Months Extended	17	$578,395.18

Total Receivables Extended	209	$7,179,101.93

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer